UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA		May 8, 2003
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	1,631,434	(x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808		CDC IXIS Asset Management North America L.P.

<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES	INV.	  OTHER  VOTING AUTHORITY
					CLASS				X1000				DISC	  MGR	   SOLE	SHARED	   NONE


Allete Inc.                    COM     018522102    23,702     1,141,700  SH  Defined                 1,040,800    100,900
American Eagle Outfitters      COM     02553E106    19,997     1,377,300  SH  Defined                 1,252,500    124,800
Apria Healthcare group Inc.    COM     037933108    30,055     1,286,600  SH  Defined                 1,167,600    119,000
Arch Chemical Inc.             COM     03937R102    34,200     1,828,900  SH  Defined                 1,663,500    165,400
Bausch & Lomb Inc.             COM     071707103     6,719       204,300  SH  Defined       32,200     172,100
Beckman Coulter Inc.           COM     075811109       483        14,200  SH  Defined                   14,200
Borders Group                  COM     099709107    41,951     2,853,800  SH  Defined       94,800    2,559,900    199,100
Brandywine Realty Trust        COM     105368203    12,267       557,600  SH  Defined                  534,500      23,100
Brascan Corp.                  COM     10549P606    44,168     2,219,500  SH  Defined      102,700    1,966,200    150,600
Briggs & Stratton              COM     109043109    46,132     1,187,750  SH  Defined       45,000    1,058,350     84,400
Brookfield Properties Corp     COM     112900105     6,378       324,600  SH  Defined       75,900     248,700
CEC Entertainment, Inc.        COM     125137109    27,177       998,775  SH  Defined                  914,575      84,200
Cabot Corp.                    COM     127055101    37,078     1,554,000  SH  Defined       53,600    1,371,500    128,900
Charming Shoppes               COM     161133103    17,349     4,956,850  SH  Defined                 4,549,150    407,700
Coinstar Inc.                  COM     19259P300    28,794     1,714,950  SH  Defined                 1,557,550    157,400
Commonwealth Telephone Enterpr COM     203349105     6,114       157,500  SH  Defined       34,000     123,500
Corn Products Intl Inc         COM     219023108    45,411     1,557,300  SH  Defined       59,000    1,383,500    114,800
DRS Technologies               COM     23330X100    36,037     1,440,900  SH  Defined                 1,314,400    126,500
Devon Energy Corp.             COM     25179M103     7,502       155,578  SH  Defined       23,580     131,998
Diamond Fields Int'l. Ltd.     COM     252905203       337     1,467,150  SH  Defined                 1,467,150
Diamond Fields Int'l. Ltd. Rul COM     252905203       507     2,205,333  SH  Defined                 2,105,333    100,000
Dress Barn Inc.                COM     261570105    34,289     2,549,400  SH  Defined                 2,314,400    235,000
Elder-Beerman Stores Corp.     COM     284470101     6,382     2,659,000  SH  Defined                 2,418,050    240,950
Esterline Technologies Corp    COM     297425100    27,447     1,623,100  SH  Defined                 1,471,700    151,400
First Industrial Realty        COM     32054K103    27,514       971,550  SH  Defined                  891,050      80,500
Flowers Foods, Inc.            COM     343498101    29,444     1,075,005  SH  Defined                  991,615      83,390
Freeport McMoran Copper & Gold COM     35671D857     9,115       534,600  SH  Defined                  525,600       9,000
GTECH Holdings Corp            COM     400518106    74,733     2,288,200  SH  Defined                 2,081,400    206,800
Genuine Parts Co               COM     372460105     6,810       223,200  SH  Defined       53,300     169,900
Glimcher Realty Trust          COM     379302102    10,940       569,800  SH  Defined                  470,800      99,000
Gold Fields Ltd. - SP ADR      COM     38059T106     7,190       684,800  SH  Defined                  498,400     186,400
Golden Star Resources          COM     38119T104     6,022     3,345,442  SH  Defined                 2,959,442    386,000
Golden Star Resources restrict COM     38119T101     6,463     3,590,450  SH  Defined                 3,281,250    309,200
Hanover Compressor Co          COM     410768105    20,714     3,186,700  SH  Defined       94,600    2,852,400    239,700
Hasbro Inc.                    COM     418056107    27,449     1,976,200  SH  Defined       94,300    1,751,100    130,800
Hawaiian Electric Inds         COM     419870100    14,804       363,200  SH  Defined                  328,400      34,800
Henry Schien, Inc.             COM     806407102     5,200       115,300  SH  Defined       25,000      90,300
Heritage Property Investment T COM     42725M107    15,376       613,800  SH  Defined                  559,100      54,700
Hubbell Inc CL B               COM     443510201     4,441       141,900  SH  Defined                  138,200       3,700
IDT Corp-B                     COM     448947309    17,120     1,134,500  SH  Defined                 1,037,800     96,700
Imperial Parking Corp.         COM     453077109     3,940       191,712  SH  Defined                  174,904      16,808
Itron Inc                      COM     465741106     4,736       283,400  SH  Defined                  207,200      76,200
JC Penney Co Inc (Hldg Co)     COM     708160106     9,207       468,800  SH  Defined       82,300     386,500
Kelly Services Inc. - CL. A    COM     488152208    35,873     1,666,950  SH  Defined       46,900    1,483,350    136,700
Kerr-McGee Corp                COM     492386107     5,271       129,800  SH  Defined       22,400     107,400
LaFarge North America Inc.     COM     505862102    19,620       675,400  SH  Defined       50,400     566,400      58,600
Leucadia National              COM     527288104    63,081     1,764,993  SH  Defined       72,415    1,561,938    130,640
Liberty Media Corp. - A        COM     530718105    11,327     1,164,128  SH  Defined      221,887     942,241
Lifepoint Hospitals Inc        COM     53219L109    13,241       527,300  SH  Defined                  502,900      24,400
Longs Drug Store               COM     543162101    22,100     1,473,350  SH  Defined       41,100    1,315,550    116,700
Mid-America Apartment Communit COM     59522J103       206         8,700  SH  Defined                    8,700
Nabors Industries Ltd          COM     G6359F103     8,923       223,800  SH  Defined       52,700     171,100
Newmont Mining                 COM     651639106    50,983     1,949,628  SH  Defined       89,920    1,760,528     99,180
Noble Corp.                    COM     G65422100       951        30,265  SH  Defined                   24,465       5,800
Ocular Sciences, Inc.          COM     675744106    15,153     1,090,150  SH  Defined                  977,650     112,500
Orient Express Hotel           COM     G67743107     6,026       616,200  SH  Defined                  562,900      53,300
Patterson-UTI Energy Inc.      COM     703481101    47,295     1,463,800  SH  Defined                 1,327,600    136,200
Perrigo Company                COM     714290103     8,068       679,150  SH  Defined                  641,050      38,100
Playboy Enterprises - Cl. A    COM     728117201       143        17,850  SH  Defined                   17,850
Playboy Enterprises - Cl. B    COM     728117300     4,981       586,000  SH  Defined                  569,100      16,900
Prentiss Properties Trust      COM     740706106     9,209       339,800  SH  Defined                  305,500      34,300
Prologis Trust                 COM     743410102     2,091        82,600  SH  Defined                   82,600
R.R. Donnelley & Sons          COM     257867101     7,315       399,300  SH  Defined       68,000     331,300
Regis Corp.                    COM     758932107    29,307     1,176,500  SH  Defined                 1,070,900    105,600
Republic Services Inc. - Cl.A  COM     760759100    10,255       516,900  SH  Defined      126,600     390,300
SBS Broadcasting SA            COM     L8137F102    14,902     1,053,134  SH  Defined                  954,585      98,549
Schulman, Inc.                 COM     808194104    21,584     1,485,500  SH  Defined                 1,346,300    139,200
Shaw Group Inc.                COM     820280105    22,907     2,279,300  SH  Defined       74,300    2,033,900    171,100
Tecumseh Products Co.- Cl. A   COM     878895200    32,614       795,850  SH  Defined       26,000     708,950      60,900
Triarc Companies               COM     895927101    30,499     1,095,100  SH  Defined                  997,100      98,000
Tupperware Corporation         COM     899896104    38,585     2,791,950  SH  Defined       94,700    2,469,750    227,500
UGI Corp.                      COM     902681105    67,414     1,475,150  SH  Defined                 1,335,250    139,900
USA Interactive                COM     902984103    17,735       661,985  SH  Defined       49,560     590,265      22,160
United Stationers Inc          COM     913004107    12,069       565,300  SH  Defined       58,100     483,600      23,600
Valuevision Media Inc. - Cl.A  COM     92047K107    24,984     2,481,050  SH  Defined                 2,257,400    223,650
Vintage Petroleum Inc          COM     927460105    19,182     2,019,200  SH  Defined                 1,817,400    201,800
Vornado Inc.                   COM     929042109     2,757        77,000  SH  Defined       27,700      49,300
Watson Pharmaceuticals         COM     942683103     7,132       247,900  SH  Defined       44,500     203,400
Winn-Dixie Stores Inc          COM     974280109    55,672     4,211,200  SH  Defined      100,700    3,798,000    312,500
Zale Corp.                     COM     988858106    44,536     1,360,300  SH  Defined       53,200    1,207,700     99,400
Inco Ltd.                      PFD CV  453258808     4,722        92,049  SH  Defined       16,417      70,546       5,086
Golden Star Resources (1 sh. @ WT      38119T100     1,024       931,250  SH  Defined                  903,750      27,500







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